Exhibit 99.1

Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	January 2018
Distribution Date	02/15/18
Transaction Month	48
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		January 4, 2014
Closing Date:		February 5, 2014

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,194,774,929.46	62,651	3.36%	60.38
Original Adj. Pool Balance:		$1,148,453,622.72

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$234,000,000.00	19.585%	0.20000%		February 17, 2015
Class A-2 Notes	Fixed	$365,000,000.00	30.550%	0.46000%		January 16, 2017
Class A-3 Notes	Fixed	$348,000,000.00	29.127%	0.79000%		July 16, 2018
Class A-4 Notes	Fixed	$115,890,000.00	9.700%	1.32000%		August 15, 2019
Class B Notes	Fixed	$20,670,000.00	1.730%	1.73000%		August 15, 2019
Class C Notes	Fixed	$31,010,000.00	2.595%	2.02000%		August 15, 2019
Class D Notes	Fixed	$25,270,000.00	2.115%	2.53000%		July 15, 2020
Total Securities		$1,139,840,000.00	95.402%

Overcollateralization		$8,613,622.72	0.721%
YSOA		$46,321,306.74	3.877%
Total Original Pool Balance		$1,194,774,929.46	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$7,766,510.78	0.0670162	$-	-	$7,766,510.78
Class B Notes	$20,670,000.00	1.0000000	$18,766,557.87	0.9079128	$1,903,442.13
Class C Notes	$31,010,000.00	1.0000000	$31,010,000.00	1.0000000	$-
Class D Notes	$25,270,000.00	1.0000000	$25,270,000.00	1.0000000	$-
Total Securities	$84,716,510.78	0.0743232	$75,046,557.87	0.0658396	$9,669,952.91

Weighted Avg. Coupon (WAC)	3.54%		3.59%
Weighted Avg. Remaining Maturity (WARM)	16.57		15.83
Pool Receivables Balance	$103,994,931.22		$94,043,931.66
Remaining Number of Receivables	22,548		21,867

Adjusted Pool Balance	$101,943,315.12		$92,273,362.22

III. COLLECTIONS

Principal:
Principal Collections	$9,682,615.24
Repurchased Contract Proceeds Related to Principal	$15,725.29
Recoveries/Liquidation Proceeds	$183,861.90
Total Principal Collections	$9,882,202.43

Interest:
Interest Collections	$311,720.32
Late Fees & Other Charges	$35,457.31
Interest on Repurchase Principal	$528.44
Total Interest Collections	$347,706.07

Collection Account Interest	$7,464.88
Reserve Account Interest	$2,351.47
Servicer Advances	$-

Total Collections	$10,239,724.85

1 of 3

Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	January 2018
Distribution Date	02/15/18
Transaction Month	48
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$10,239,724.85
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$10,239,724.85

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$86,662.44	$-	$86,662.44	$86,662.44
Collection Account Interest					$7,464.88
Late Fees & Other Charges					$35,457.31
Total due to Servicer					$129,584.63

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$8,543.16		$8,543.16

Total Class A interest:		$8,543.16		$8,543.16	$8,543.16

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$29,799.25		$29,799.25	$29,799.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$52,200.17		$52,200.17	$52,200.17

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$53,277.58		$53,277.58	$53,277.58

Available Funds Remaining:					$9,966,320.06

9. Regular Principal Distribution Amount:					$9,669,952.91

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$7,766,510.78
Class A Notes Total:		$7,766,510.78		$7,766,510.78
Class B Notes Total:		$1,903,442.13		$1,903,442.13
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$9,669,952.91		$9,669,952.91

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					296,367.16

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$2,051,616.10
Beginning Period Amount	$2,051,616.10
Current Period Amortization	$281,046.65
Ending Period Required Amount	$1,770,569.44
Ending Period Amount	$1,770,569.44
Next Distribution Date Required Amount	$1,515,107.46

2 of 3

Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	January 2018
Distribution Date	02/15/18
Transaction Month	48
30/360 Days	30
Actual/360 Days	30

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,871,134.06
Beginning Period Amount	$2,871,134.06
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,871,134.06
Ending Period Amount	$2,871,134.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$17,226,804.34	$17,226,804.34	$17,226,804.34
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	16.90%	18.67%	18.67%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	97.95%	21,418	96.09%	$90,363,341.27
30 - 60 Days	1.53%	334	2.94%	$2,769,049.63
61 - 90 Days	0.43%	93	0.79%	$743,407.73
91-120 Days	0.10%	22	0.18%	$168,133.03
121 + Days	0.00%	0	0.00%	$-
Total		21,867		$94,043,931.66

Delinquent Receivables 30+ Days Past Due
Current Period	2.05%	449	3.91%	$3,680,590.39
1st Preceding Collection Period	2.05%	463	3.81%	$3,961,381.96
2nd Preceding Collection Period	1.86%	430	3.42%	$3,899,620.17
3rd Preceding Collection Period	1.80%	428	3.19%	$3,966,123.14
Four-Month Average	1.94%		3.58%

Repossession in Current Period		16		$110,054.88
Repossession Inventory		63		$94,509.34

Current Charge-Offs
Gross Principal of Charge-Offs				$268,384.32
Recoveries				$(183,861.90)
Net Loss				$84,522.42

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.98%

Average Pool Balance for Current Period				$99,019,431.44

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				1.02%
1st Preceding Collection Period				-0.26%
2nd Preceding Collection Period				1.05%
3rd Preceding Collection Period				0.16%
Four-Month Average				0.49%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		29	2,257	$32,541,458.77
Recoveries		23	2,036	$(19,122,100.56)
Net Loss				$13,419,358.21
Cumulative Net Loss as a % of Initial Pool Balance				1.12%

Net Loss for Receivables that have experienced a Net Loss *		19	1,829	$13,521,113.02
Average Net Loss for Receivables that have experienced a Net Loss				$7,392.63

Principal Balance of Extensions				$370,942.89
Number of Extensions				42

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

3 of 3